STOCKHOLDERS' EQUITY (DEFICIT) - Common Stock (Details Narrative 1) (Inedible Software, LLC ("Inedible"), USD $)	0 Months Ended
Feb. 28, 2012
Inedible Software, LLC ("Inedible")
Business Acquisition [Line Items]
Purchase consideration paid	442,542
Fair value of purchase consideration	$ 221,272
Allocated purchase price to intangible assets - customer base	144,000
Allocated purchase price to prepaid consulting fees	$ 77,272